Trade and other receivables	12 Months Ended
Dec. 31, 2020
Trade And Other Receivables [Abstract]
Trade and other receivables

20 Trade and other receivables

	2020	2019
	£m	£m
Trade receivables	1,757	1,858
Loss allowance	(99)	(88)
	1,658	1,770
Prepayments and accrued income	207	236
Current tax receivable	44	28
Net finance lease receivable	18	33
Total	1,927	2,067

Trade receivables are predominantly non-interest bearing and their carrying amounts approximate to their fair value.

The movements in the loss allowance during the year were as follows:

	2020	2019
	£m	£m
At start of year	88	87
Charge for the year	19	8
Trade receivables written off	(8)	(4)
Exchange translation differences	—	(3)
At end of year	99	88